Fees Summary	Jun. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,362,980.00
Previously Paid Amount	0.00
Total Fee Amount	2,198.97
Total Offset Amount	0.00
Net Fee	2,198.97
Narrative - Max Aggregate Offering Price	$ 14,362,980.00
Final Prospectus	true